Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Projected Payments
2016	$29,000
2017	23,000
2018	18,000
2019	12,000
2020	10,000
2021	2,000
Total	$94,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2015	Weighted- average Exercise Price	2014	Weighted- average Exercise Price

Outstanding, January 1	$46,451	$27.90	$58,581	$28.38
Expired	(10,802)	36.93	-	-
Exercised	(2,175)	21.31	(11,223)	30.45
Forfeited	(1,525)	33.53	(907)	27.35

Outstanding, December 31	$31,949	$25.03	$46,451	$27.90

Exercisable, December 31	$31,949	$25.03	$46,451	$27.90

Schedule of Other Share-based Compensation, Activity [Table Text Block]
		Outstanding			Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life	Average Exercise Price	Shares	Average Exercise Price

December 10, 2006	40.24	2,625	0.94	40.24	2,625	40.24
May 16, 2007	37.48	1,337	1.37	37.48	1,337	37.48
December 10, 2007	37.00	1,950	1.94	37.00	1,950	37.00
January 2, 2008	36.25	1,337	2.00	36.25	1,337	36.25
November 10, 2008	23.00	16,500	2.86	23.00	16,500	23.00
May 9, 2011	17.55	8,200	5.35	17.55	8,200	17.55

		31,949			31,949